Tradr 2X Long PATH Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,938,934
TOTAL NET ASSETS — 100.0%	$3,938,934

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clearstreet	UiPath, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	2/17/2027	$7,497,750	$-	$(2,147,131)
TOTAL EQUITY SWAP CONTRACTS								$(2,147,131)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.